CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Formation and operating costs		$ 6,059,583		$ 6,363,402
Loss from operations		(6,059,583)		(6,363,402)
Other income:
Interest income		16,290		42,207
Net Loss	$ (21,631)	$ (6,043,293)	$ (277,902)	$ (6,321,195)
Weighted average shares outstanding, basic and diluted	1,000	12,179,587		10,111,790
Basic and diluted loss per ordinary share	$ (21,631)	$ (0.50)		$ (0.63)